(Loss) Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	May 31, 2017	May 31, 2017	Jan. 31, 2017	Aug. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income					$ (52,548)	$ (58,023)	$ 67,823
Weighted average number of common shares - basic (in shares)					268,492,922	187,235,377	170,098,572
Dilutive effect of stock-based awards (in shares)					0	0	242,067
Weighted average number of common shares - diluted (in shares)					268,492,922	187,235,377	170,340,639
(Loss) earnings per common share:
Basic (in dollars per share)					$ (0.20)	$ (0.31)	$ 0.40
Diluted (in dollars per share)					$ (0.20)	$ (0.31)	$ 0.40
Proceeds from issuance of common stock, net of offering costs (in shares)			2,155,172
TTOL
(Loss) earnings per common share:
Percentage of voting interests acquired	50.00%	50.00%
Class B | TTOL
(Loss) earnings per common share:
Proceeds from issuance of common stock, net of offering costs (in shares)		13,775,224
Entities Under Common Control
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income						$ 1,304	$ 4,968
Entities Under Common Control | TTOL
(Loss) earnings per common share:
Percentage of voting interests acquired				50.00%
Entities Under Common Control | TTOL
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income						$ 1,300	$ 5,000
(Loss) earnings per common share:
Percentage of voting interests acquired	50.00%	50.00%
Teekay Corporation | Entities Under Common Control | TTOL
(Loss) earnings per common share:
Percentage of voting interests acquired				50.00%		50.00%
Teekay Corporation | Entities Under Common Control | Class B | TTOL
(Loss) earnings per common share:
Proceeds from issuance of common stock, net of offering costs (in shares)	13,800,000			4,220,945